Share-based payments - Disclosure of range of exercise prices, number of options and weighted average remaining contractual life (Details)	12 Months Ended
	Sep. 30, 2022 shares $ / shares	Sep. 30, 2021 shares $ / shares	Sep. 30, 2020 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	6,882,845	8,012,077	8,934,097
Weighted average remaining contractual life of options outstanding	4 years 6 months 14 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 66.36	$ 64.49	$ 61.33
Number of options exercisable (in shares) | shares	5,837,921	5,781,579
Weighted average exercise price of options exercisable (in CAD per share)	$ 61.02	$ 54.76
23.65 to 38.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	982,507
Weighted average remaining contractual life of options outstanding	1 year 21 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 33.01
Number of options exercisable (in shares) | shares	982,507
Weighted average exercise price of options exercisable (in CAD per share)	$ 33.01
23.65 to 38.79 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	23.65
23.65 to 38.79 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 38.79
39.47 to 50.94
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	970,493
Weighted average remaining contractual life of options outstanding	2 years 8 months 15 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 45.46
Number of options exercisable (in shares) | shares	970,493
Weighted average exercise price of options exercisable (in CAD per share)	$ 45.46
39.47 to 50.94 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	39.47
39.47 to 50.94 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 50.94
52.63 to 63.72
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	2,532,301
Weighted average remaining contractual life of options outstanding	4 years 5 months 12 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 63.04
Number of options exercisable (in shares) | shares	2,532,301
Weighted average exercise price of options exercisable (in CAD per share)	$ 63.04
52.63 to 63.72 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	52.63
52.63 to 63.72 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 63.72
67.04 to 87.65
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,311,981
Weighted average remaining contractual life of options outstanding	5 years 11 months 1 day
Weighted average exercise price of options outstanding (in CAD per share)	$ 84.05
Number of options exercisable (in shares) | shares	1,005,535
Weighted average exercise price of options exercisable (in CAD per share)	$ 83.60
67.04 to 87.65 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	67.04
67.04 to 87.65 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 87.65
97.84 to 115.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,085,563
Weighted average remaining contractual life of options outstanding	7 years 10 months 28 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 101.61
Number of options exercisable (in shares) | shares	347,085
Weighted average exercise price of options exercisable (in CAD per share)	$ 103.69
97.84 to 115.01 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	97.84
97.84 to 115.01 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 115.01